Results of operation - Selling, General and administrative expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Results of operation
Total selling, general and administrative expenses	€ 6,185	€ 4,536	€ 11,736	€ 8,729
Selling, General and Administrative expenses
Results of operation
Staff costs	2,390	1,647	4,802	3,329
Consulting and contractors' fees	2,279	1,104	3,857	2,104
Legal fees	257	181	485	415
Rent	107	127	195	202
Depreciation and amortization expense	242	229	484	440
IT	240	153	488	253
Travel	187	267	430	547
Insurance fees	289	427	576	835
Other	194	401	419	604
Total selling, general and administrative expenses	€ 6,185	€ 4,536	€ 11,736	€ 8,729